Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0
Total Fee Amount	69,050
Total Offset Amount	0
Net Fee	$ 69,050